Subsequent Events (Details Narrative) - USD ($)	Apr. 09, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock par value		$ 0.001	$ 0.001
Subsequent Event [Member] | Subscription Agreements [Member] | Three Accredited Investors [Member]
Number of shares issued	2,000,000
Stock par value	$ 0.001
Shares issued price per share	$ 0.40
Proceeds from issuance of stock	$ 800,000